Business Combinations (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Summary of Business Combinations Completed
Business combinations completed in 2014 and 2012 are presented below.

(in millions)	Date	Assets
2014
Helm Financial Corporation	April 15	$422

2012
EverKey Global Partners Limited / EverKey Global Management LLC /
EverKey Global Partners (GP), LLC / EverKey Global Focus (GP), LLC – Bahamas/New York, New York	January 1	$7
Burdale Financial Holdings Limited / Certain Assets of Burdale Capital Finance, Inc. – England/Stamford, Connecticut	February 1	874
Energy Lending Business of BNP Paribas, SA – Houston, Texas	April 20	3,639
Merlin Securities, LLC / Merlin Canada LTD. / Certain Assets & Liabilities
of Merlin Group Holdings, LLC – San Francisco, California/Toronto, Ontario	August 1	281
		$4,801